Leases - Schedule of Future Minimum Payments For Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2019	$ 117,074
2020	160,709
2021	165,506
2022	170,473
2023	175,607
Thereafter	395,319
Total minimum lease payments	1,184,688
Less: effect of discounting	(355,160)
Present value of future minimum lease payments	829,528
Less: current obligations under leases	79,072
Long-term lease obligations	$ 750,456